                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 03/31/2013

Check here if Amendment [_]; Amendment Number: ______

       This Amendment (Check only one.):   [_] is a restatement.
                                           [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Hugh Johnson Advisors LLC

Address:   80 State Street
           Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dianne McKnight
Title:     Chief Compliance Officer
Phone:     518-641-6858

Signature, Place, and Date of Signing:

  Dianne McKnight              Albany NY                   05/09/2013
------------------------  ------------------------  ------------------------
[Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

  Form 13F File Number             Name

  28-11456                         --------------------------------
  [Repeat as necessary.]


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  71
Form 13F Information Table Value Total:  227,183
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F  File  Number              Name

    01          28 -

    02          28 -

    03          28 -

FORM 13F

 31-Mar-13

QUANTITY      CUSIP                 ISSUER                SYMBOL  PRICE  MARKET VALUE  CLASS  DISCRETION VOTING AUTHORITY
--------    --------- ----------------------------------  ------ ------- ------------- ------ ---------- ----------------
  54112.7   002824100 Abbott Laboratories                 ABT    $ 35.32 $1,911,000.00 Common Sole       Partial
 52967.38   00287y109 Abbvie Inc                          ABBV   $ 40.78 $2,160,000.00 Common Sole       Partial
    58559   025816109 American Express Co                 AXP    $ 67.45 $3,950,000.00 Common Sole       Partial
      860   037833100 Apple Inc                           AAPL   $443.02 $  381,000.00 Common Sole       Partial
 48787.25   071813109 Baxter Intl Inc                     BAX    $ 72.64 $3,544,000.00 Common Sole       Partial
     3570   13342b105 Cameron International Corp          CAM    $ 65.27 $  233,000.00 Common Sole       Partial
    94470   171340102 Church & Dwight Inc                 CHD    $ 64.63 $6,106,000.00 Common Sole       Partial
    53970   189754104 Coach Inc                           COH    $ 49.99 $2,698,000.00 Common Sole       Partial
 51540.48   194162103 Colgate Palmolive Co                CL     $118.02 $6,083,000.00 Common Sole       Partial
    41868   20825c104 ConocoPhillips                      COP    $ 60.09 $2,516,000.00 Common Sole       Partial
  3839.23   237194105 Darden Restaurants Inc              DRI    $ 51.57 $  198,000.00 Common Sole       Partial
    59875   25490a309 DirecTV                             DTV    $ 56.58 $3,388,000.00 Common Sole       Partial
    90528   254687106 Disney Walt Co Disney               DIS    $ 56.80 $5,142,000.00 Common Sole       Partial
    36880   g3157s106 Ensco PLC Class A                   ESV    $ 60.01 $2,213,000.00 Common Sole       Partial
 32208.87   30231g102 Exxon Mobil Corp                    XOM    $ 90.10 $2,902,000.00 Common Sole       Partial
224515.81   316773100 Fifth Third Bancorp                 FITB   $ 16.31 $3,662,000.00 Common Sole       Partial
    69910   33616c100 First Republic Bank San Fran C      FRC    $ 38.62 $2,700,000.00 Common Sole       Partial
    26385   354613101 Franklin Resources Inc              BEN    $150.81 $3,979,000.00 Common Sole       Partial
138977.13   369604103 General Electric Co                 GE     $ 23.12 $3,213,000.00 Common Sole       Partial
    39180   413875105 Harris Corp                         HRS    $ 46.35 $1,816,000.00 Common Sole       Partial
    69640   418056107 Hasbro Inc                          HAS    $ 43.94 $3,060,000.00 Common Sole       Partial
 11541.36   458140100 Intel Corp                          INTC   $ 21.83 $  252,000.00 Common Sole       Partial
 28266.98   459200101 International Business Machine      IBM    $213.29 $6,029,000.00 Common Sole       Partial
     3475   478160104 Johnson & Johnson                   JNJ    $ 81.44 $  283,000.00 Common Sole       Partial
 93669.31   46625h100 JPMorgan Chase & Co                 JPM    $ 47.46 $4,446,000.00 Common Sole       Partial
  2518.73   580135101 McDonalds Corp                      MCD    $ 99.65 $  251,000.00 Common Sole       Partial
 53452.39   58933y105 Merck & Co Inc                      MRK    $ 44.21 $2,363,000.00 Common Sole       Partial
  7505.64   594918104 Microsoft Corp                      MSFT   $ 28.65 $  215,000.00 Common Sole       Partial
   177699   68389x105 Oracle Corp                         ORCL   $ 32.33 $5,745,000.00 Common Sole       Partial
100604.97   717081103 Pfizer Inc                          PFE    $ 28.86 $2,903,000.00 Common Sole       Partial
  4398.48   742718109 Procter & Gamble Co                 PG     $ 77.07 $  339,000.00 Common Sole       Partial
126628.14   882508104 Texas Instruments Inc               TXN    $ 35.48 $4,493,000.00 Common Sole       Partial
    35440   89417e109 Travelers Companies Inc             TRV    $ 84.20 $2,984,000.00 Common Sole       Partial
    62583   898349105 Trustco Bank Corp NY                TRST   $  5.58 $  349,000.00 Common Sole       Partial
    27850   907818108 Union Pacific Corp                  UNP    $142.41 $3,966,000.00 Common Sole       Partial
 34764.24   913017109 United Technologies Corp            UTX    $ 93.43 $3,248,000.00 Common Sole       Partial
 47234.06   92343v104 Verizon Communications Inc          VZ     $ 49.16 $2,322,000.00 Common Sole       Partial
  5102.07   931422109 Walgreen Co                         WAG    $ 47.63 $  243,000.00 Common Sole       Partial
  5532.15   969457100 Williams Cos Inc                    WMB    $ 37.42 $  207,000.00 Common Sole       Partial
  2864.67   988498101 Yum Brands Inc                      YUM    $ 71.91 $  206,000.00 Common Sole       Partial
    31266   03524a108 Anheuser- Busch InBev SA NV Sp      BUD    $ 99.57 $3,113,000.00 Common Sole       Partial
  5669.06   904784709 Unilever NV NY                      UN     $ 40.92 $  232,000.00 Common Sole       Partial
  7587.74   464287689 iShares Tr Russell 3000             IWV    $ 93.44 $  709,000.00 Common Sole       Partial
    10657   464287309 iShares Tr S&P 500 Growth           IVW    $ 82.39 $  878,000.00 Common Sole       Partial

QUANTITY      CUSIP                 ISSUER                SYMBOL  PRICE   MARKET VALUE   CLASS  DISCRETION VOTING AUTHORITY
--------    --------- ----------------------------------  ------ ------- --------------- ------ ---------- ----------------
    22198   464287408 iShares Tr S&P 500 Value             IVE   $ 73.79 $  1,638,000.00 Common Sole       Partial
  67704.5   464287804 iShares Tr S&P Small Cap 600         IJR   $ 87.05 $  5,894,000.00 Common Sole       Partial
    34750   81369y209 Select Sector SPDR Healthcare        XLV   $ 46.01 $  1,599,000.00 Common Sole       Partial
    27290   81369y407 Select Sector SPDR Tr SBI Cons       XLY   $ 52.99 $  1,446,000.00 Common Sole       Partial
    35375   81369y308 Select Sector SPDR Tr SBI Cons       XLP   $ 39.77 $  1,407,000.00 Common Sole       Partial
    18220   81369y506 Select Sector SPDR Tr SBI Ener       XLE   $ 79.31 $  1,445,000.00 Common Sole       Partial
   108605   81369y605 Select Sector SPDR Tr SBI Fina       XLF   $ 18.21 $  1,978,000.00 Common Sole       Partial
    30190   81369y704 Select Sector SPDR Tr SBI Indu       XLI   $ 41.77 $  1,261,000.00 Common Sole       Partial
    72290   81369y100 Select Sector SPDR Tr SBI Mate       XLB   $ 39.18 $  2,832,000.00 Common Sole       Partial
    89850   81369y803 Select Sector SPDR Tr SBI Tech       XLK   $ 30.27 $  2,720,000.00 Common Sole       Partial
    82885   81369y886 Select Sector SPDR Tr SBI Util       XLU   $ 39.10 $  3,241,000.00 Common Sole       Partial
 57799.89   78462f103 SPDR S&P 500 Index ETF               SPY   $156.68 $  9,056,000.00 Common Sole       Partial
 58032.23   78467y107 SPDR S&P Mid Cap 400 ETF Tr          MDY   $209.73 $ 12,171,000.00 Common Sole       Partial
     5065   78464a763 SPDR Series Trust S&P Div ETF        SDY   $ 65.94 $    334,000.00 Common Sole       Partial
   100876   922042858 Vanguard Emerg Mkt ETF               VWO   $ 42.89 $  4,327,000.00 Common Sole       Partial
 54754.38   922908769 Vanguard Index Funds Stock Mkt       VTI   $ 80.96 $  4,433,000.00 Common Sole       Partial
     6678   922042775 Vanguard Intl Equity Index Fun       VEU   $ 46.42 $    310,000.00 Common Sole       Partial
     4468   921932885 Vanguard Mid Cap 400 Index           IVOO  $ 77.22 $    345,000.00 Common Sole       Partial
    50304   922908413 Vanguard S&P 500 ETF Sh              VOO   $ 71.64 $  3,604,000.00 Common Sole       Partial
214080.49   921943858 Vanguard Tax- Managed Fund Euro      VEA   $ 36.43 $  7,799,000.00 Common Sole       Partial
     3760   921910816 Vanguard World Fund Mega Growt       MGK   $ 60.11 $    226,000.00 Common Sole       Partial
     8612   921910840 Vanguard World Fund Mega Value       MGV   $ 47.38 $    408,000.00 Common Sole       Partial
148922.52   46429b366 iShares Barclays CMBS                CMBS  $ 51.72 $  7,702,000.00 Common Sole       Partial
    28515   464288646 iShares Tr Barclays 1-3 Years        CSJ   $105.52 $  3,009,000.00 Common Sole       Partial
     2702   464287457 iShares Tr Barclays 1-3 Yr           SHY   $ 84.38 $    228,000.00 Common Sole       Partial
 52390.99   464288638 iShares Tr Barclays Interm Cre       CIU   $111.15 $  5,823,000.00 Common Sole       Partial
 90864.56   464288612 iShares Tr Barclays Interm Gov       GVI   $112.37 $ 10,210,000.00 Common Sole       Partial
164542.56   464287226 iShares Tr Barclays US Aggreg        AGG   $110.73 $ 18,220,000.00 Common Sole       Partial
    70368   921937835 Vanguard Bond Index Fund Inc T       BND   $ 83.65 $  5,886,000.00 Common Sole       Partial

                                                                         $227,183,000.00